Long-term financial assets (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plan assets	$ 88,076,000	$ 71,863,000
Long-term investments	17,113,000	16,826,000
Long-term receivables	20,774,000	10,590,000
Long-term derivative financial instruments	22,005,000	237,877,000
Long-term financial assets	$ 147,968,000	$ 337,156,000